Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (941,173)	₩ (2,603,987)
Deferred tax expense (income)	60,058	(331,704)
Directly charged to (credited from) equity	122,951	(191,043)	₩ (173,676)
Business combinations	1,258	(1,158)
Spin-off		2,186,719
Ending	(756,906)	(941,173)	(2,603,987)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	77,357	91,285
Deferred tax expense (income)	(2,315)	(8,397)
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		(5,531)
Ending	75,042	77,357	91,285
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(166)	(1,631)
Deferred tax expense (income)	(5,057)	(2,022)
Directly charged to (credited from) equity	0	0
Business combinations	(2,680)	0
Spin-off		3,487
Ending	(7,903)	(166)	(1,631)
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(157,828)	(81,055)
Deferred tax expense (income)	(19,592)	(6,765)
Directly charged to (credited from) equity	167,249	(208,490)
Business combinations	0	0
Spin-off		138,482
Ending	(10,171)	(157,828)	(81,055)
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(31,817)	(1,673,906)
Deferred tax expense (income)	51,635	(281,035)
Directly charged to (credited from) equity	(2,972)	(34)
Business combinations	0	0
Spin-off		1,923,158
Ending	16,846	(31,817)	(1,673,906)
Property equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(305,967)	(511,862)
Deferred tax expense (income)	(46,895)	(42,456)
Directly charged to (credited from) equity	0	0
Business combinations	257	(1,023)
Spin-off		249,374
Ending	(352,605)	(305,967)	(511,862)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	4,198	6,294
Deferred tax expense (income)	(2,569)	(1,436)
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		(660)
Ending	1,629	4,198	6,294
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	52,332	102,285
Deferred tax expense (income)	(875)	(3,563)
Directly charged to (credited from) equity	(20,867)	(3,780)
Business combinations	29	0
Spin-off		(42,610)
Ending	30,619	52,332	102,285
Valuation gain (loss) on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	6,336	14,767
Deferred tax expense (income)	(1,217)	210
Directly charged to (credited from) equity	7,649	(5,709)
Business combinations	0	0
Spin-off		(2,932)
Ending	12,768	6,336	14,767
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	21,378	21,774
Deferred tax expense (income)	(745)	(396)
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		0
Ending	20,633	21,378	21,774
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(749,871)	(807,831)
Deferred tax expense (income)	26,971	53,492
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		4,468
Ending	(722,900)	(749,871)	(807,831)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,201)	(2,606)
Deferred tax expense (income)	6,480	405
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		0
Ending	4,279	(2,201)	(2,606)
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(389,502)	(372,297)
Deferred tax expense (income)	(41,895)	(35,851)
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		18,646
Ending	(431,397)	(389,502)	(372,297)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	381,537	362,476
Deferred tax expense (income)	47,111	38,600
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		(19,539)
Ending	428,648	381,537	362,476
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	68,481	120,514
Deferred tax expense (income)	41,691	(95,537)
Directly charged to (credited from) equity	(28,108)	26,970
Business combinations	3,652	(135)
Spin-off		16,669
Ending	85,716	68,481	120,514
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,025,733)	(2,731,793)
Deferred tax expense (income)	52,728	(384,751)
Directly charged to (credited from) equity	122,951	(191,043)
Business combinations	1,258	(1,158)
Spin-off		2,283,012
Ending	(848,796)	(1,025,733)	(2,731,793)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	84,560	127,806
Deferred tax expense (income)	7,330	53,047
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		(96,293)
Ending	91,890	84,560	127,806
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	0	88,223
Deferred tax expense (income)	2,007	7,915
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		(96,138)
Ending	2,007	0	88,223
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	84,560	39,583
Deferred tax expense (income)	5,323	45,132
Directly charged to (credited from) equity	0	0
Business combinations	0	0
Spin-off		(155)
Ending	₩ 89,883	₩ 84,560	₩ 39,583